Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Computation of Basic and Diluted (Loss) Earnings Per Share	The following table sets forth the computation of basic and diluted (loss) earnings per share for the six months ended June 30, 2025 and 2024:
	For the Six Months Ended June 30,
	2025	2024
Net (loss) income from continuing operations	$(167,456)	$917,104

Net income (loss) from discontinued operations	$3,587,371	$(7,252,983)

Net income (loss)	$3,419,915	$(6,335,879)

(Loss) earnings per share from continuing operations – basic and diluted	$(0.00)	$0.02
Earnings (loss) per share from discontinued operations – basic and diluted	$0.07	$(0.17)
Earnings (loss) per share – basic and diluted	$0.07	$(0.15)

Weighted average shares – basic and diluted	49,389,922	41,755,549